Operating expenses	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Operating expenses	Operating expenses
17.1 RESEARCH AND DEVELOPMENT EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Purchases, sub-contracting and other expenses	(7,489)	(15,105)
Payroll costs (including share-based payments)	(6,430)	(6,199)
Depreciation, amortization and provision expenses(1)	(610)	(682)
Total research and development expenses	(14,529)	(21,987)
(1)see Note 17.4 Depreciation, amortization and provision expenses

Purchases, sub-contracting and other expenses decreased by €7.6 million for the six-month period ended June 30, 2025 as compared to the same period in 2024. This favorable variance is mainly related to the transfer of sponsorship of the 312 study to Janssen, including the amendment of the Janssen Agreement signed in March 2025, resulting in the removal of funding obligations on the 312 study.

R&D Payroll costs increased by €0.2 million, or by 3.7% for the six-month period ended June 30, 2025 as compared with the same period in 2024, which is mainly due to the phasing of social charges expenses related to stock options granted between 2025 and 2024 for €0.2 million.

17.2 SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Purchases, fees and other expenses	(4,334)	(4,183)
Payroll costs (including share-based payments)	(7,040)	(6,336)
Depreciation, amortization and provision expenses (1)	80	(301)
Total SG&A expenses	(11,294)	(10,819)
(1)see Note 17.4 Depreciation, amortization and provision expenses

Purchases, fees and other expenses increased by €0.2 million for the six-month period ended June 30, 2025 as compared to the same period in 2024, as SG&A expenses were closely monitored and remained overall in line with prior year.

SG&A payroll costs increased by €0.7 million, or 11.1%, for the six-month period ended June 30, 2025 as compared to the same period in 2024. This variation is mainly due to the phasing of social charges expenses related to stock options granted for €0.3 million, and severance expenses following some resources reallocation for €0.2 million.

SG&A depreciation expenses decreased by €0.4 million following reversal of provision recorded during the first half off 2025 due to litigation settlement.

17.3 PAYROLL COSTS

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Wages and salaries	(7,182)	(7,238)
Payroll taxes	(4,088)	(3,324)
Share-based payments	(2,161)	(1,940)
Retirement benefit obligations	(40)	(33)
Total payroll costs	(13,470)	(12,535)
Average headcount	104	105
End-of-period headcount	103	110
As of June 30, 2025, the Company had 103 employees, including 72 in R&D and 31 in selling, general and administrative expenses, compared to 110 as of June 30, 2024, including 77 in R&D and 33 in selling, general and administrative expenses.

Wages and salaries remained stable for the six-month period ended June 30, 2025 as compared to the same period in 2024.

In the first half of 2025, related payroll taxes increased by 22.9%, or by €0.8 million, mainly due to the phasing of social charges expenses related to stock options granting for €0.5 million.

In accordance with IFRS 2 – Share-based Payment, the share-based payment expense recognized in the statement of consolidated operations reflects the amortization of the fair value of the granted awards over the service period. The share-based payment expenses amounted to €2.2 million for the period ended June 30, 2025, as compared with €1.9 million as of June 30, 2024 (see Note 18 - Share-based payments).

17.4 DEPRECIATION, AMORTIZATION AND PROVISION EXPENSES

Depreciation, amortization and provision expenses by function are detailed as follows:

	For the six month period ended June 30, 2025
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(2)	(1)	(2)
Amortization expense of tangible assets	(645)	(152)	(798)
Reversal of provision for disputes and charges	80	240	320
Provision for disputes and charges	(43)	(7)	(49)
Total depreciation, amortization and provision expenses (except IAS 19)	(610)	80	(529)
Total Provision for retirement benefit obligations (IAS 19) (1)	(27)	(13)	(40)
Total depreciation, amortization and provision expenses	(637)	68	(569)

	For the six month period ended June 30, 2024
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(1)	—	(2)
Amortization expense of tangible assets	(621)	(164)	(785)
Reversal of provision for disputes and charges	—	14	14
Provision for disputes and charges	(60)	(150)	(210)
Total depreciation, amortization and provision expenses (except IAS 19)	(682)	(301)	(983)
Total Provision for retirement benefit obligations (IAS 19) (1)	(23)	(10)	(33)
Total depreciation, amortization and provision expenses	(705)	(311)	(1,016)
(1) Details of the provision for retirement benefit obligations are provided in note 11

17.5 OTHER OPERATING INCOME AND EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Other non recurring expenses	(12)	(137)
Other non recurring income	5	3
Total other operating income and expenses	(7)	(134)

As of June 30, 2025, the Company has not recorded any material other operating income and expenses.

As of June 30, 2024, the other non recurring expenses mainly relates to some employment termination indemnities for €129 thousand.